Note 4 - Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of useful lives for property, plant, and equipment [text block]
Asset category	Depreciation method	Rate/useful life
Furniture and fixtures	Declining balance	20%
Office equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight-line	Term of lease
Thermostats (in years)	Straight-line	5

Disclosure of useful lives and amortisation rates for intangible assets [text block]
Intangible asset category	Amortization method	Rate/useful life
Customer contracts	Straight-line	Term of contract
Contract relationships	Straight-line	Term of contract
Commodity billing and settlement system (in years)	Straight-line	5
Sales network and affinity relationships (in years)	Straight-line	5	-	8
Information technology system development (in years)	Straight-line	3	-	5
Software (in years)	Straight-line	1
Technology (in years)	Straight-line	15